Significant Accounting Policies - Summary Financial Information of VIEs and their Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Variable Interest Entity [Line Items]
Cash, cash equivalents and restricted cash	¥ 753,642	¥ 626,715		$ 109,268
Short-term investments	70,542	184,159		10,228
Prepaid expenses and other current assets	98,272	176,349		14,248
Total current assets	969,104	1,126,584		140,507
Right-of-use assets	274,643	362,335		39,819
Total non-current assets	1,306,966	1,466,036		189,491
TOTAL ASSETS	2,276,070	2,592,620		329,998
Accrued expenses and other current liabilities	436,339	586,043		63,263
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB295,958 and RMB374,208 as of December 31, 2021 and 2022, respectively)	986,086	1,266,948		142,969
Lease liabilities, current	17,065	14,310		2,474
Total current liabilities	1,478,144	1,905,955		214,310
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB257,071 and RMB251,080 as of December 31, 2021 and 2022, respectively)	704,860	1,081,231		102,195
Lease liabilities, non-current	316,844	404,133		45,938
TOTAL LIABILITIES	2,655,921	3,606,772		$ 385,072
Net revenues	1,076,379	537,273	¥ 1,042,693
Net (loss)/income	376,082	(183,346)	(446,621)
Net cash (used in)/generated from operating activities	502,168	(514,536)	(1,663,110)
Net cash (used in)/generated from investing activities	(11,166)	177,164	¥ (214,045)
VIEs
Variable Interest Entity [Line Items]
Cash, cash equivalents and restricted cash	152,215	64,896
Short-term investments	68,440	59,105
Prepaid expenses and other current assets	47,948	54,235
Total current assets	284,328	208,932
Right-of-use assets	274,643	291,492
Total non-current assets	617,828	660,990
TOTAL ASSETS	902,156	869,922
Accrued expenses and other current liabilities	191,172	197,467
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB295,958 and RMB374,208 as of December 31, 2021 and 2022, respectively)	374,208	295,958
Lease liabilities, current	17,065	8,366
Total current liabilities	582,445	501,791
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB257,071 and RMB251,080 as of December 31, 2021 and 2022, respectively)	251,080	257,071
Lease liabilities, non-current	316,844	318,598
TOTAL LIABILITIES	¥ 1,152,554	¥ 1,080,735